Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Prospectus Date	rr_ProspectusDate	May 30, 2014
Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was .31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Portfolio invests in stocks and stock warrants of U.S. companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in share of companies of any market capitalization, including small-, mid- and large-capitalization companies; however, at least 60% of its assets will ordinarily be invested in securities listed on the New York Stock Exchange.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Market risk — prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets. Aggressive growth stock investments are subject to greater risk of price declines, especially during periods where the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio.
  Capitalization risk — investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small- or mid-capitalization stocks are out of favor.
  Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

		More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Growth Portfolio Annual Total Returns Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return through the calendar quarter ended March 31, 2014 was -.77%.

Highest/lowest quarterly return during the period shown:

Highest	17.70% (calendar quarter ended June 30, 2009).
Lowest	-26.95% (calendar quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Aggressive Growth Portfolio | Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	$ 35.00
Management fees	rr_ManagementFeesOverAssets	1.19%
Other operating expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	$ 1,492
2004	rr_AnnualReturn2004	13.32%
2005	rr_AnnualReturn2005	20.73%
2006	rr_AnnualReturn2006	9.10%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(39.10%)
2009	rr_AnnualReturn2009	30.73%
2010	rr_AnnualReturn2010	17.71%
2011	rr_AnnualReturn2011	(7.52%)
2012	rr_AnnualReturn2012	20.67%
2013	rr_AnnualReturn2013	42.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
Aggressive Growth Portfolio | Return Before Taxes | Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	42.86%
Past 5 Years	rr_AverageAnnualReturnYear05	19.66%
Past 10 Years	rr_AverageAnnualReturnYear10	8.84%
Aggressive Growth Portfolio | Return After Taxes on Distributions | Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	42.01%
Past 5 Years	rr_AverageAnnualReturnYear05	19.11%
Past 10 Years	rr_AverageAnnualReturnYear10	7.35%
Aggressive Growth Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.95%
Past 5 Years	rr_AverageAnnualReturnYear05	16.11%
Past 10 Years	rr_AverageAnnualReturnYear10	7.13%
Aggressive Growth Portfolio | Dow Jones Industrial Average (Indexes reflect no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.65%
Past 5 Years	rr_AverageAnnualReturnYear05	16.74%
Past 10 Years	rr_AverageAnnualReturnYear10	7.44%
Aggressive Growth Portfolio | Standard & Poor's 500 Composite Stock Index (Indexes reflect no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	32.39%
Past 5 Years	rr_AverageAnnualReturnYear05	17.94%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%